Earnings Per Share Explanatory (Detail) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net profit (loss) for the year attributable to owners of the Company	S/ 110,271	S/ (253,921)	S/ (85,606)
Number of shares	73,970,299	43,917,577	43,917,577
Weighted average number of ordinary shares at December 31 (Basic)	67,330,955	43,917,577	43,917,577
Weighted average number of ordinary shares at December 31 (Diluted)	67,500,074	43,917,577	43,917,577
Basic earnings per share	S/ 1.64	S/ (5.78)	S/ (1.95)
Diluted earnings per share	S/ 1.63	S/ (5.78)	S/ (1.95)